John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated June 25, 2020 to the current Class A and Class C shares prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A	C
Management fee[1]	0.74	0.74
Distribution and service (Rule 12b-1) fees	0.30	1.00
Other expenses[2]	0.16	0.16
Total annual fund operating expenses	1.20	1.90
Contractual expense reimbursement[3]	–0.06	–0.01
Total annual fund operating expenses after expense reimbursements	1.14	1.89

1 “Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.

2 “Other expenses" have been restated to reflect contractual changes in transfer agency fees.

3 The advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A and Class C shares, as applicable, exceed 1.14% and 1.89%, respectively, of average daily net assets attributable, to the applicable class. For purposes of this agreement, "expenses of Class A and Class C shares" means all class expenses (including fund expenses attributable, to the class), excluding (a) taxes; (b) portfolio brokerage commissions; (c) interest; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. The agreement expires on December 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time. The advisor also contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C
Shares		Sold	Not Sold
1 year	610	292	192
3 years	856	596	596
5 years	1,121	1,025	1,025
10 years	1,877	2,221	2,221

Effective July 1, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.825
Between 500 million and 1 billion*	0.800
Between 1 billion and 3 billion	0.750
Excess over 3 billion	0.725

*When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.71% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above will become effective on July 1, 2020.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Blue Chip Growth Fund (the fund)

Supplement dated June 25, 2020 to the current Class I shares prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	I
Management fee[1]	0.74
Other expenses[2]	0.16
Total annual fund operating expenses	0.90
Contractual expense reimbursement[3]	–0.01
Total annual fund operating expenses after expense reimbursements	0.89

1 “Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.

2 “Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class I shares.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	I
1 year	91
3 years	286
5 years	497
10 years	1,107

Effective July 1, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 500 million	0.825
Between 500 million and 1 billion*	0.800
Between 1 billion and 3 billion	0.750
Excess over 3 billion	0.725

*When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.71% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above will become effective on July 1, 2020.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Opportunistic Fixed Income Fund (formerly Global Bond Fund) (the fund)

Supplement dated June 25, 2020 to the current Class A, Class C, and Class I shares and Class R6 shares prospectuses, as may be supplemented (the Prospectuses)

Effective July 1, 2020, in the “Fund details” section, under the heading “Who’s who — Management fee,” the disclosure regarding the fund’s management fee schedule is modified as follows:

The fund pays the advisor a management fee for its services to the fund. The advisor in turn pays the fees of the subadvisor. The management fee is stated as an annual percentage of the aggregate net assets of the fund (together with the assets of any other applicable fund identified in the advisory agreement) determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund.

Average daily net assets ($)	Annual rate (%)
First 1 billion	0.650
Excess over 1 billion	0.625*

* The fee schedule above will become effective July 1, 2020.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Blue Chip Growth Fund

Opportunistic Fixed Income Fund (formerly Global Bond Fund)

Supplement dated June 25, 2020 to the current Class NAV shares prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for Blue Chip Growth Fund are amended and restated as follows to reflect the fund’s management fee schedule effective
July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.74
Other expenses	0.04
Total annual fund operating expenses	0.78
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.77

1 “Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.

2 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	79
3 years	248
5 years	432
10 years	965

Effective July 1, 2020, the management fee schedules for Blue Chip Growth Fund and Opportunistic Fixed Income Fund, as shown in “Appendix A: Schedule of Management Fees,” are revised as follows:

Fund	APR	Advisory Fee Breakpoint
Blue Chip Growth Fund	0.825%	First $500 million
	0.800%	Between $500 million and $1 billion*
	0.750%	Between $1 billion and $3 billion
	0.725%	Excess over $3 billion†
		* When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.
		† The fee schedule above will become effective on July 1, 2020.
Opportunistic Fixed Income Fund	0.650%	First $1 billion
(formerly Global Bond Fund)	0.625%	Excess over $1 billion†
		† The fee schedule above will become effective on July 1, 2020.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II

Blue Chip Growth Fund

Opportunistic Fixed Income Fund (formerly Global Bond Fund)

Supplement dated June 25, 2020 to the current Class 1 shares prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section for Blue Chip Growth Fund are amended and restated as follows to reflect the fund’s management fee schedule effective July 1, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	1
Management fee[1]	0.74
Distribution and service (Rule 12b-1) fees	0.05
Other expenses	0.04
Total annual fund operating expenses	0.83
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.82

1 “Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2020.

2 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	1
1 year	84
3 years	264
5 years	460
10 years	1,024

Effective July 1, 2020, the management fee schedules for Blue Chip Growth Fund and Opportunistic Fixed Income Fund, as shown in “Appendix A: Schedule of Management Fees,” are revised as follows:

Fund	APR	Advisory Fee Breakpoint
Blue Chip Growth Fund	0.825%	First $500 million
	0.800%	Between $500 million and $1 billion*
	0.750%	Between $1 billion and $3 billion
	0.725%	Excess over $3 billion†
		* When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.750% on the first $1 billion of aggregate net assets.
		† The fee schedule above will become effective on July 1, 2020.
Opportunistic Fixed Income Fund	0.650%	First $1 billion
(formerly Global Bond Fund)	0.625%	Excess over $1 billion†
		† The fee schedule above will become effective on July 1, 2020.

You should read this supplement in conjunction with the Prospectus and retain it for future reference.